UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1: Schedule of Investments

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 143.2%
Equity Investments(1) — 126.8%
United States — 113.2%
MLP Affiliate — 32.8%
Enbridge Energy Management, L.L.C.(2)	4,323	$145,975
Kinder Morgan Management, LLC(2)(3)	2,303	184,630

		330,605

MLP(4)(5) — 32.8%
Alliance Holdings GP, L.P.(3)	123	6,189
BreitBurn Energy Partners L.P.	400	7,540
Buckeye Partners, L.P.	133	7,940
Buckeye Partners, L.P. — Class B Units(2)(6)	192	10,465
Chesapeake Midstream Partners, L.P.	196	5,603
Crestwood Midstream Partners LP	195	5,631
DCP Midstream Partners, LP(3)	404	19,652
Energy Transfer Equity, L.P.	576	25,032
Energy Transfer Partners, L.P.(3)	205	9,737
Enterprise Products Partners L.P.(3)	100	5,191
Exterran Partners, L.P.	667	15,781
Global Partners LP	409	8,996
Inergy, L.P.	641	11,185
Inergy Midstream, L.P.	340	7,205
LRR Energy, L.P.	176	3,561
MarkWest Energy Partners, L.P.(3)	301	17,977
Mid-Con Energy Partners, LP	260	6,314
Niska Gas Storage Partners LLC	176	1,660
NuStar Energy L.P.(3)	108	6,548
PAA Natural Gas Storage, L.P.	141	2,709
Penn Virginia Resource Partners, L.P.	607	15,142
Plains All American Pipeline, L.P.(7)	1,089	90,055
Regency Energy Partners LP	954	25,282
Targa Resources Partners LP	219	9,308
TC PipeLines, LP	69	3,197
TransMontaigne Partners L.P.	15	504
Western Gas Partners, LP	48	2,193

		330,597

Marine Transportation — 24.1%
Capital Product Partners L.P.	3,841	28,695
DHT Holdings, Inc.	1,011	1,122
Golar LNG Partners LP	1,281	47,644
Kirby Corporation(3)	255	17,505
Knightsbridge Tankers Limited	270	3,992
Navios Maritime Partners L.P.	2,248	36,037
Safe Bulkers, Inc.	2,074	14,852
Seaspan Corporation — 9.50% Preferred Shares	187	5,097
Teekay LNG Partners L.P. (3)(8)	287	11,262

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Marine Transportation (continued)
Teekay Offshore Partners L.P.	2,060	$60,548
Teekay Tankers Ltd.	3,503	15,484

		242,238

Midstream & Other — 14.3%
CenterPoint Energy, Inc.	399	7,769
El Paso Corporation	776	21,578
Kinder Morgan, Inc.	831	29,281
ONEOK, Inc.(3)	257	21,265
Spectra Energy Corp	335	10,509
Sunoco, Inc.(3)	376	14,517
Targa Resources Corp.(3)	84	3,712
The Williams Companies, Inc.(3)	1,176	35,136

		143,767

Income Trust — 4.6%
Chesapeake Granite Wash Trust(8)	343	9,543
Enduro Royalty Trust	523	11,276
Permian Basin Royalty Trust	50	1,106
SandRidge Permian Trust(8)	301	7,305
San Juan Basin Royalty Trust	50	904
VOC Energy Trust	768	16,666

		46,800

Coal — 4.6%
CONSOL Energy Inc.(3)	659	23,595
Peabody Energy Corporation(3)	618	21,545
SunCoke Energy, Inc.(9)	63	905

		46,045

Total United States (Cost — $780,181)		1,140,052

Canada — 13.6%
Income Trust — 13.6%
AltaGas Ltd.	86	2,646
Bonavista Energy Corporation	270	6,276
Crescent Point Energy Corp.	728	34,490
Enerplus Corporation	1,018	24,516
Keyera Corp.	58	2,474
NAL Energy Corporation	3,472	26,806
Pembina Pipeline Corporation	371	10,531
Pengrowth Energy Corporation	985	10,069
Provident Energy Ltd.	1,590	19,089

Total Canada (Cost — $135,200)		136,897

Total Equity Investments (Cost — $915,381)		1,276,949

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 16.4%
United States — 14.0%
Upstream — 5.3%
Antero Resources LLC	9.375%	12/1/17	$2,000	$2,210
Carrizo Oil & Gas, Inc.	8.625	10/15/18	19,200	20,064
Chaparral Energy, Inc.	9.875	10/1/20	500	565
Chaparral Energy, Inc.	8.250	9/1/21	2,750	3,066
Clayton Williams Energy, Inc.	7.750	4/1/19	10,250	10,301
Comstock Resources, Inc.	7.750	4/1/19	4,000	3,720
Kodiak Oil & Gas Corp.	8.125	12/1/19	750	803
Laredo Petroleum, Inc.	9.500	2/15/19	1,500	1,661
Petroleum Development Corporation	12.000	2/15/18	9,830	10,764

				53,154

Marine Transportation — 3.3%
Genco Shipping & Trading Limited(10)	5.000	8/15/15	5,000	3,538
Navios Maritime Acquisition Corporation	8.625	11/1/17	10,350	8,668
Navios Maritime Holdings Inc.	8.125	2/15/19	10,000	8,100
Overseas Shipholding Group, Inc.	7.500	2/15/24	500	299
Teekay Corporation	8.500	1/15/20	12,165	12,500

				33,105

Coal — 2.2%
Foresight Energy LLC	9.625	8/15/17	21,000	22,470

Refining — 1.7%
PBF Holding Company LLC	8.250	2/15/20	17,250	17,336

Midstream — 1.5%
Crestwood Holdings Partners, LLC	(11)	10/1/16	14,830	15,126

Total United States (Cost — $142,500)				141,191

Canada — 2.4%
Upstream — 2.4%
Lone Pine Resources Inc.	10.375	2/15/17	1,500	1,576
Paramount Resources Ltd.	8.250	12/13/17	(12)	7,620
Southern Pacific Resource Corp.	(13)	1/15/16	14,021	14,301

Total Canada (Cost — $22,672)				23,497

Total Debt Investments (Cost — $165,172)				164,688

Total Long-Term Investments (Cost — $1,080,553)				1,441,637

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Contracts	Value
Liabilities
Call Option Contracts Written (9)
United States
MLP Affiliate
Kinder Morgan Management, LLC, call option expiring 3/16/12 @ $80.00	552	$(30)

Coal
CONSOL Energy Inc., call option expiring 4/20/12 @ $37.00	1,000	(135)
CONSOL Energy Inc., call option expiring 4/20/12 @ $38.00	1,000	(100)
Peabody Energy Corporation, call option expiring 4/20/12 @ $37.00	1,000	(115)

		(350)

Marine Transportation
Kirby Corporation, call option expiring 3/16/12 @ $65.00	750	(300)
Teekay LNG Partners L.P., call option expiring 4/20/12 @ $40.00	1,000	(65)

		(365)

MLP
Alliance Holdings GP, L.P., call option expiring 3/16/12 @ $50.00	1,000	(112)
DCP Midstream Partners, LP, call option expiring 3/16/12 @ $50.00	300	(6)
Energy Transfer Partners, L.P., call option expiring 3/16/12 @ $47.50	1,000	(51)
Enterprise Products Partners L.P., call option expiring 3/16/12 @ $50.00	950	(200)
MarkWest Energy Partners, L.P., call option expiring 3/16/12 @ $57.50	250	(68)
MarkWest Energy Partners, L.P., call option expiring 3/16/12 @ $60.00	1,500	(98)
NuStar Energy L.P., call option expiring 3/16/12 @ $60.00	1,000	(120)

		(655)

Midstream & Other
ONEOK, Inc., call option expiring 4/20/12 @ $82.50	1,000	(222)
ONEOK, Inc., call option expiring 4/20/12 @ $85.00	550	(58)
Sunoco, Inc., call option expiring 3/16/12 @ $40.00	1,600	(43)
Targa Resources Corp., call option expiring 3/16/12 @ $43.00	600	(111)
The Williams Companies, Inc., call option expiring 4/20/2012 @ $29.00	2,200	(290)

		(724)

Total Call Option Contracts Written (Premium Received — $1,968)		(2,124)

Revolving Credit Facility		(15,000)
Senior Unsecured Notes		(301,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(120,000)
Other Liabilities		(17,100)

Total Liabilities		(455,224)
Other Assets		20,488

Total Liabilities in Excess of Other Assets		(434,736)

Net Assets Applicable To Common Stockholders		$1,006,901

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Distributions are paid-in-kind.

(3)	Security or a portion thereof is segregated as collateral on option contracts written.

(4)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at February 29, 2012. It is the Fund’s intention to be treated as a RIC for tax purposes.

(5)	Includes limited liability companies.

(6)	Fair valued security, restricted from public sale.

(7)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P.

(8)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(9)	Security is non-income producing.

(10)	Security is convertible into common shares of the issuer.

(11)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of February 29, 2012).

(12)	Principal amount is 7,250 Canadian dollars.

(13)	Floating rate second lien secured term loan. Security pays interest at base rate + 750 basis points (10.75% as of February 29, 2012).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 29, 2012, the Fund held the following restricted investments:

Investment	Security	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments (1)
Buckeye Partners, L.P.	Class B Units	(2)	(3)	192	$10,002	$10,465	$54.45	1.0%	0.7%

Level 2 Investments (4)
Crestwood Holdings Partners, LLC	Secured Term Loan	(2)	(5)	$14,830	$14,592	$15,126	n/a	1.5%	1.0%
Foresight Energy LLC	Senior Notes	(2)	(5)	21,000	21,346	22,470	n/a	2.2	1.5
Kodiak Oil & Gas Corp.	Senior Notes	11/18/11	(3)	750	750	803	n/a	0.1	0.1
Lone Pine Resources Inc.	Senior Notes	2/9/12	(3)	1,500	1,479	1,576	n/a	0.2	0.1
Paramount Resources Ltd.	Senior Notes	11/30/10	(3)	(6)	7,063	7,620	n/a	0.8	0.5
PBF Holding Company LLC	Senior Notes	(2)	(5)	17,250	17,122	17,336	n/a	1.7	1.2
Southern Pacific Resource Corp.	Secured Term Loan	(2)	(3)	14,021	14,130	14,301	n/a	1.4	1.0

Total					$76,482	$79,232		7.9%	5.4%

Total of all restricted securities					$86,484	$89,697		8.9%	6.1%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the fiscal year ended November 30, 2011, 2010 or the three months ended February 29, 2012.

(3)	Unregistered or restricted security of a publicly traded company.

(4)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(5)	Unregistered security of a private company.

(6)	Principal amount is 7,250 Canadian dollars.

At February 29, 2012, the cost basis of investments for federal income tax purposes was $1,106,002. At February 29, 2012, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$411,179
Gross unrealized depreciation	(75,544)

Net unrealized appreciation	$335,635

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 29, 2012. The Fund presents these assets by security type and description on its Schedule of Investments.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,276,949	$1,266,484	$—	$10,465
Debt investments	164,688	—	164,688	—

Total assets at fair value	$1,441,637	$1,266,484	$164,688	$10,465

Liabilities at Fair Value
Call option contracts written	$2,124	$—	$2,124	$—

For the three months ended February 29, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 29, 2012.

Long-Term Investments
Assets at Fair Value Using Unobservable Inputs (Level 3)
Balance — November 30, 2011	$21,667
Purchases	—
Issuances	196
Transfer out	(10,856)
Realized gains (loss)	—
Unrealized losses, net	(542)

Balance — February 29, 2012	$10,465

The $542 of unrealized losses presented in the table above for the three months ended February 29, 2012 related to investments that are still held at February 29, 2012.

The issuances of $196 relate to the Class B Units of Buckeye Partners, L.P. The Fund’s investment in the common units of Teekay Offshore Partners L.P., which is noted as a transfer out of Level 3 in the table above, become readily marketable during the three months ended February 29, 2012.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 29, 2012

Liabilities
Call options	Call option contracts written	$(2,124)

The following tables set forth the effect of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains on Derivatives Recognized in Income	For the Three Months Ended February 29, 2012
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/ (Losses) on Derivatives Recognized in Income
Call options	Options	$(3)	$124

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 7, 2012 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date: April 27, 2012

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date: April 27, 2012